(LOSS)/EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
(LOSS)/EARNINGS PER SHARE

5. (LOSS)/EARNINGS PER SHARE

The Company did not have any potentially dilutive securities outstanding during the six months ended June 30, 2019 or 2020. Accordingly, the diluted (loss)/earnings per share amounts are the same as the basic (loss)/earnings per share amounts.

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

(Loss)/profit for the period:	(2,944)	2,741	388

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916

(Loss)/earnings per share:
Basic and diluted:
Net (loss)/earnings per share	(0.12)	0.11	0.02